BETTER 10K - STOCKHOLDERS' EQUITY	9 Months Ended
Sep. 30, 2023
Equity [Abstract]
STOCKHOLDERS' EQUITY
18. Stockholders' Equity
On the Closing Date, the Company consummated the Business Combination pursuant to the terms of the Merger Agreement and on August 24, 2023, Better Home & Finance Class A common stock began trading and Public Warrants continued trading on the Nasdaq Global Market and the Nasdaq Capital Market, respectively, under the ticker symbols “BETR” and “BETRW”, respectively. Each outstanding share of Legacy Better common stock was exchanged for approximately 3.06 shares of the Company’s Class B common stock.
The Company’s authorized capital stock consists of 1.8 billion shares of Class A common stock, 700.0 million shares of Class B common stock, and 800.0 million shares of Class C common stock, each with a par value per share of $0.0001. Each holder of Class A common stock has the right to one vote per share and each holder of Class B common stock has the right to three votes per share. Except as described below or otherwise provided by the Company’s certificate of incorporation or required by applicable law, shares of Class C common stock are non-voting and will not entitle the holder thereof to any voting power. Shares of Class A common stock, Class B common stock and Class C common stock are treated equally, identically and ratably, on a per share basis, with respect to any dividends or distributions as may be declared and paid from time to time. Upon the liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, holders of Class A common stock, Class B common stock and Class C common stock will be entitled to receive ratably all assets of the Company available for distribution to its stockholders unless disparate or different treatment of the shares of each such class with respect to distributions upon any such liquidation, dissolution or winding up is approved in advance by the affirmative vote of the holders of a majority of the then-outstanding shares of Class A common stock, Class B common stock and Class C common stock, each voting separately as a class.
Further, each share of Class B common stock is convertible into one fully paid and nonassessable share of Class A common stock or Class C common stock at the option of the holder thereof at any time upon written notice to the Company. Each share of Class C common stock is convertible into one fully paid and nonassessable share of Class A common stock at the option of the holder thereof at any time upon written notice to the Company.
All share amounts in periods prior to the Business Combination have been retroactively adjusted using the Exchange Ratio for the equivalent number of shares outstanding immediately after the Business Combination to effect the reverse recapitalization. The Company's equity structure prior to the Closing consisted of different classes of common stock which is presented in the order of liquidation preference below:

	As of December 31, 2022
(Amounts in thousands, except share amounts)	Shares Authorized	Shares Issued and outstanding	Par Value
Common A Stock	24,452,565	24,452,565	$1
Common B Stock	588,261,164	171,441,780	5
Common B-1 Stock	236,938,220	—	—
Common O Stock	236,375,239	103,889,076	4
Total common stock	1,086,027,188	299,783,421	$10
Pre-Closing Common Stock Warrants—Immediately prior to the Closing of the Business Combination, all common stock warrant holders exercised their warrants on a net basis. The Company had outstanding the following common stock warrants as of December 31, 2022:

(Amounts in thousands, except warrants, price, and per share amounts)
Issuance	Share Class	Issue Date	Expiration Date	No. Warrants	Strike	Valuation at Issuance
March 2019	Common B	3/29/2019	3/29/2026	1,146,214	$0.23	$179
March 2020	Common B	3/25/2020	3/25/2027	4,584,856	$1.12	$271
Total equity warrants				5,731,070
Private and Public Warrants—As of September 30, 2023 and December 31, 2022, the Company had a total of $1.1 million and none, respectively, of Warrants included as warrant liabilities within the condensed consolidated balance sheets. The change in fair value of Warrants for the three and nine months ended September 30, 2023 was a gain of $0.21 million and $0.21 million, respectively, and is included in change in fair value of warrant liabilities within the condensed consolidated statements of operations and comprehensive loss.
Sponsor locked-up Shares—As of September 30, 2023 and December 31, 2022, the Company had a total of $0.5 million and none, respectively, of Sponsor locked-up Share liabilities which are included within warrant liabilities in the condensed consolidated balance sheets. The change in fair value of Sponsor locked-up Shares for the three and nine months ended September 30, 2023was a gain of $0.65 million and $0.65 million, respectively, and was recorded in change in fair value of warrant liabilities within the condensed consolidated statements of operations and comprehensive loss.
Notes Receivable from Stockholders—The Company, in previous years, issued notes to stockholders to fund the payment of the exercise price of the stock options granted to such stockholders. The Company previously allowed stock option holders to early exercise stock options prior to the vesting date but no longer allows for the early exercise of stock options. The notes issued to stockholders to fund the exercises may include the exercise of stock options that have been vested by the holder as well as stock options that have not yet been vested by the holder. As of September 30, 2023 and December 31, 2022, the Company had a total of $19.1 million and $65.2 million, respectively, of outstanding promissory notes.
Of the notes outstanding as of September 30, 2023 and December 31, 2022, $10.5 million and $53.9 million, respectively, were issued for the exercise of stock options vested and are recorded as a component of stockholders’ equity within the condensed consolidated balance sheets.
Of the notes outstanding as of September 30, 2023 and December 31, 2022, $8.5 million and $12.3 million, respectively, were issued for the early exercise of stock options not yet vested. Notes issued for the early exercise of stock options not yet vested are not reflected within stockholders’ equity on the condensed consolidated balance sheets as they relate to unvested share awards and therefore are considered non-substantive exercises. As the unvested share awards, exercised in conjunction with the notes, vest, they are recognized in the statement of equity within vesting of common stock issued via notes receivable from stockholders. The notes bear annual interest payable upon maturity of the respective note (see Note 11).
19. STOCKHOLDERS' EQUITY
The Company's equity structure consists of different classes of common stock which is presented in the order of liquidation preference below:

	As of December 31,
	2022			2021
(Amounts in thousands, except share amounts)	Shares Authorized	Shares Issued and outstanding	Par Value	Shares Authorized	Shares Issued and outstanding	Par Value
Common A Stock	8,000,000	8,000,000	$1	8,000,000	8,000,000	$1
Common B Stock	192,457,901	56,089,586	5	192,457,901	56,089,586	5
Common B-1 Stock	77,517,666	—	—	77,517,666	—	—
Common O Stock	77,333,479	33,988,770	4	77,333,479	34,977,573	4
Total common stock	355,309,046	98,078,356	$10	355,309,046	99,067,159	$10
Common Stock—The holders of Common A Stock, Common B Stock, and Common O Stock (collectively, “Voting Common Stock”) are entitled to one vote for each share. Shares of Common B-1 Stock do not have voting rights. Additionally, upon a qualified transfer, the holder can convert any shares of Common B-1 Stock into an equivalent number of shares of Common B Stock without the payment of additional consideration.
Common Stock Warrants—The Company had outstanding the following common stock warrants as of both December 31, 2022 and 2021, respectively:

(Amounts in thousands, except warrants, price, and per share amounts)
Issuance	Share Class	Issue Date	Expiration Date	No. Warrants	Strike	Valuation at Issuance
March 2019	Common B	3/29/2019	3/29/2026	375,000	$0.71	$179
March 2020	Common B	3/25/2020	3/25/2027	1,500,000	$3.42	$271
Total equity warrants				1,875,000
Notes Receivable from Stockholders—The Company issued notes to stockholders to fund the payment of the exercise price of the stock options granted to such stockholders. The Company also generally allows stock option holders to early exercise stock options prior to the vesting date. The notes issued to stockholders to fund the exercises may include the exercise of stock options that have been vested by the holder as well as stock options that have not yet been vested by the holder. As of December 31, 2022 and 2021, the Company had a total of $65.2 million and $67.8 million, respectively, of outstanding promissory notes.
Of the notes outstanding as of December 31, 2022 and 2021, $53.9 million and $38.6 million, respectively, were issued for the exercise of stock options vested and are recorded as a component of stockholders’ equity within the consolidated balance sheets.
Of the notes outstanding as of December 31, 2022 and 2021, $11.3 million and $29.2 million, respectively, were issued for the early exercise of stock options not yet vested. Notes issued for the early exercise of stock options not yet vested are not reflected within stockholders’ equity or on the consolidated balance sheets as they relate to unvested share awards and therefore are considered non-substantive exercises. The notes bear annual interest payable upon maturity of the respective note (see Note 12).